Borrowings	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Borrowings
20. BORROWINGS

	Effective interest rate			December 31, 2020	December 31, 2019
		Currency	Maturity	Amount, incl. accrued interest	Amount, incl. accrued interest
Convertible loan	n/a	RUB	n/a	—	3,594
Bank loans	15.0%	RUB	March 2021	6,639	246
Equipment financing	9.8%	RUB	2021-2030	2,809	267
Bank overdrafts	n/a	RUB	n/a	—	9

Total				9,448	4,116

Current				7,125	3,950
Non-current				2,323	166

Convertible loan
In December 2020, the Group converted the loan of 3,594 from a third party into 8,397,474 ordinary shares of the Company.
Bank loans
In March 2020, the Group received 6,000 in cash under a
one-year
loan facility agreement with a third party. In order to secure financing under the loan, the Group pledged shares of its key operating subsidiary. In January 2021, this loan was repaid in full (note 28). The pledge was released after the full repayment of the loan.
Equipment financing
The Group (”the seller-lessee”) entered into a sale and leaseback of warehouse equipment and fulfillment center with third parties (“the buyers-lessors”). The Group has determined that these sale and leaseback transactions do not meet the requirements of IFRS 15 to be accounted for as a sale of the asset. The Group continued to account for the warehouse equipment and fulfillment center as part of property, plant and equipment and recognized financial liabilities equal to the transfer proceeds.
The Group pledged part of its property, plant and equipment to fulfil collateral requirements under a sale and leaseback transaction. Refer to note 14 for details.